POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED NOVEMBER 20, 2017 TO

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 1, 2017

PowerShares Taxable Municipal Bond Portfolio (“the Fund”)

Intercontinental Exchange’s (“ICE”) acquisition of the BofA Merrill Lynch Global Research FICC index platform closed on October 20, 2017, and indexes have been rebranded.

Accordingly, all references to The BofA Merrill Lynch US Taxable Municipal Securities Plus Index, The BofA Merrill Lynch Build America Bond Index and The BofA Merrill Lynch U.S. Corporate Master Index are replaced with the new names of the indexes as set forth below in the table below.

Current Name of Index	New Name of Index
The BofA Merrill Lynch US Taxable Municipal Securities Plus Index	ICE BofAML US Taxable Municipal Securities Plus Index

The BofA Merrill Lynch Build America Bond Index	ICE BofAML Build America Bond Index

The BofA Merrill Lynch U.S. Corporate Master Index	ICE BofAML U.S. Corporate Master Index

There will be no change to the methodology of the indexes for the Fund.

Additionally, all references to Merrill Lynch, Pierce, Fenner & Smith Incorporated and BofA Merrill Lynch are replaced with ICE Data Indices, LLC and ICE BofAML, respectively.

Please Retain This Supplement for Future Reference.

P-PS-BAB-SUP-3 112017